Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income

24.Financial assets at fair value through other comprehensive income

In June 2025, the Group invested CHF 795,029 in Stalicla SA and received 23,342 preferred shares with attached derivative financial instruments (note 25). The purchase price allocation was performed on the basis of the fair value of the derivative financial instruments, with the residual amount allocated to the preferred shares, initially recognized at CHF 285,962. The Group has made the irrevocable election to classify the 23,342 preferred shares received at fair value through other comprehensive income rather than through the statements of profit or loss, as the shares are held for strategic purposes and not for trading

As of December 31, 2025, the fair value of the unlisted securities of Stalicla SA (level 3) remained unchanged:

December 31,
2025
Stalicla SA	285,962
Total	285,962